UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05385

Deutsche Value Series, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 11/30

Date of reporting period: 2/28/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio as of February 28, 2017 (Unaudited)

Deutsche Small Cap Value Fund

	Shares	Value ($)
Common Stocks 93.5%
Consumer Discretionary 7.6%
Auto Components 1.4%
Standard Motor Products, Inc.	113,080	5,424,447
Hotels, Restaurants & Leisure 1.7%
Denny's Corp.*	545,944	6,857,057
Media 1.1%
AMC Entertainment Holdings, Inc. "A"	146,000	4,577,100
Specialty Retail 2.2%
Hibbett Sports, Inc.* (a)	194,305	5,731,998
Sportsman's Warehouse Holdings, Inc.* (a)	582,631	2,825,760
		8,557,758
Textiles, Apparel & Luxury Goods 1.2%
Movado Group, Inc.	191,597	4,646,227
Consumer Staples 2.6%
Food Products 1.4%
Snyder's-Lance, Inc.	136,528	5,403,778
Household Products 1.2%
Central Garden & Pet Co.*	140,700	4,748,625
Energy 3.8%
Energy Equipment & Services 0.5%
Oil States International, Inc.*	52,135	1,918,568
Oil, Gas & Consumable Fuels 3.3%
Matador Resources Co.*	285,849	6,880,386
SRC Energy, Inc.*	744,248	6,080,506
		12,960,892
Financials 30.5%
Banks 18.2%
Capital Bank Financial Corp. "A"	251,791	10,273,073
Chemical Financial Corp.	79,981	4,260,588
Eagle Bancorp., Inc.*	75,331	4,689,355
Great Western Bancorp., Inc.	185,105	7,911,388
Hancock Holding Co.	43,000	2,040,350
MB Financial, Inc.	95,684	4,307,694
OFG Bancorp. (a)	546,680	7,052,172
Pacific Premier Bancorp., Inc.*	162,540	6,501,600
State Bank Financial Corp.	287,748	7,806,603
Sterling Bancorp.	360,526	8,923,018
TriState Capital Holdings, Inc.*	332,606	7,832,871
		71,598,712
Capital Markets 1.6%
Safeguard Scientifics, Inc.*	486,636	6,155,945
Insurance 6.8%
Argo Group International Holdings Ltd.	126,185	8,448,086
CNO Financial Group, Inc.	232,396	4,859,400
Employers Holdings, Inc.	187,697	7,057,407
ProAssurance Corp.	111,457	6,587,109
		26,952,002
Thrifts & Mortgage Finance 3.9%
Capitol Federal Financial, Inc.	377,435	5,695,494
Walker & Dunlop, Inc.*	243,504	9,898,438
		15,593,932
Health Care 5.0%
Health Care Equipment & Supplies 0.6%
Invacare Corp.	184,844	2,236,612
Health Care Providers & Services 4.3%
Aceto Corp.	196,815	3,019,142
HealthSouth Corp.	219,679	9,296,815
PharMerica Corp.*	196,141	4,825,069
		17,141,026
Health Care Technology 0.1%
HMS Holdings Corp.*	29,165	543,344
Industrials 16.9%
Air Freight & Logistics 0.2%
Forward Air Corp.	17,806	882,287
Building Products 1.3%
Gibraltar Industries, Inc.*	117,621	4,875,390
Commercial Services & Supplies 4.6%
G&K Services, Inc. "A"	21,593	2,040,538
Pitney Bowes, Inc.	235,059	3,206,205
Steelcase, Inc. "A"	313,332	5,013,312
The Brink's Co.	148,987	7,963,355
		18,223,410
Construction & Engineering 3.3%
Aegion Corp.*	167,000	3,800,920
Primoris Services Corp.	363,637	9,040,016
		12,840,936
Electrical Equipment 0.6%
EnerSys	30,900	2,370,957
Machinery 4.7%
Douglas Dynamics, Inc.	47,300	1,577,455
Global Brass & Copper Holdings, Inc.	71,900	2,419,435
Hillenbrand, Inc.	222,338	8,081,986
Lydall, Inc.*	128,838	6,532,087
		18,610,963
Professional Services 2.2%
FTI Consulting, Inc.*	67,302	2,708,233
ICF International, Inc.*	137,559	5,908,159
		8,616,392
Information Technology 12.7%
Electronic Equipment, Instruments & Components 8.5%
CTS Corp.	288,162	6,310,748
Electro Scientific Industries, Inc.*	910,385	6,081,372
Insight Enterprises, Inc.*	105,500	4,468,980
Novanta, Inc.*	344,615	8,374,144
Rogers Corp.*	100,911	8,326,167
		33,561,411
IT Services 2.3%
Convergys Corp.	230,063	5,033,778
NeuStar, Inc. "A"*	116,660	3,867,279
		8,901,057
Software 1.9%
Verint Systems, Inc.*	197,558	7,457,815
Materials 3.1%
Chemicals 2.4%
A. Schulman, Inc.	89,434	3,018,398
H.B. Fuller Co.	57,300	2,831,193
Minerals Technologies, Inc.	46,800	3,615,300
		9,464,891
Containers & Packaging 0.7%
Owens-Illinois, Inc.*	144,800	2,867,040
Real Estate 7.2%
Equity Real Estate Investment Trusts (REITs)
Agree Realty Corp.	130,300	6,466,789
Community Healthcare Trust, Inc.	274,765	6,536,659
Easterly Government Properties, Inc.	27,014	558,379
Farmland Partners, Inc.	371,700	4,244,814
Pebblebrook Hotel Trust	150,338	4,322,218
STAG Industrial, Inc.	236,989	6,121,426
		28,250,285
Utilities 4.1%
Electric Utilities 1.9%
IDACORP, Inc.	88,850	7,368,331
Gas Utilities 1.2%
ONE Gas, Inc.	70,800	4,640,940
Multi-Utilities 1.0%
NorthWestern Corp.	71,846	4,202,991
Total Common Stocks (Cost $284,636,893)		368,451,121
Exchange-Traded Fund 4.3%
iShares Russell 2000 Value ETF (a) (Cost $16,481,739)	141,500	16,921,985
Securities Lending Collateral 2.2%
Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.48% (b) (c) (Cost $8,640,020)	8,640,020	8,640,020
Cash Equivalents 2.9%
Deutsche Central Cash Management Government Fund, 0.56% (b) (Cost $11,334,486)	11,334,486	11,334,486
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $321,093,138) †	102.9	405,347,612
Other Assets and Liabilities, Net	(2.9)	(11,410,625)
Net Assets	100.0	393,936,987

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $321,799,361. At February 28, 2017, net unrealized appreciation for all securities based on tax cost was $83,548,251. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $97,496,937 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $13,948,686.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at February 28, 2017 amounted to $8,216,983, which is 2.1% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$368,451,121	$—	$—	$368,451,121
Exchange-Traded Fund	16,921,985	—	—	16,921,985
Short-Term Investments (d)	19,974,506	—	—	19,974,506
Total	$405,347,612	$—	$—	$405,347,612

There have been no transfers between fair value measurement levels during the period ended February 28, 2017.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Small Cap Value Fund, a series of Deutsche Value Series, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 20, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 20, 2017